SUBSEQUENT EVENTS (Details) - Uranium Sale Contract	1 Months Ended
Mar. 31, 2026 CAD ($) lb
SUBSEQUENT EVENTS
Pounds of Uranium sold | lb	150,000
Weighted average price per pound | $	96.67